Operating Costs and Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Operational costs	R$ (16,581,428)
Selling expenses	(152,638)	R$ (175,669)	R$ (186,682)
General and administrative expenses	(1,078,037)	(733,695)	(870,858)
Other operating expenses, net	(280,460)	(739,635)	(220,835)
Total operating costs and expenses	(18,092,563)	(17,254,583)	(16,415,740)
Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(10,630,554)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(10,630,554)	(10,594,256)	(11,977,443)
Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(2,352,690)
Selling expenses	(152,638)
General and administrative expenses	(1,017,523)
Other operating expenses, net	(237,398)
Total operating costs and expenses	(3,760,249)	(3,290,042)	(3,102,926)
Other [member]
IfrsStatementLineItems [Line Items]
Operational costs	(3,598,184)
Selling expenses
General and administrative expenses	(60,514)
Other operating expenses, net	(43,062)
Total operating costs and expenses	(3,701,760)	(3,370,285)	(1,335,371)
Electricity Purchased For Resale [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(7,716,190)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(7,716,190)	(8,096,910)	(9,503,743)
Charge Of The Main Distribution And Transmission Grid [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(2,896,710)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(2,896,710)	(2,487,997)	(2,473,700)
Materials And Supplies For Power Electricity [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(17,654)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(17,654)	(9,349)
Personnel And Management [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(1,281,861)
Selling expenses
General and administrative expenses	(596,471)
Other operating expenses, net
Total operating costs and expenses	(1,878,332)	(977,904)	(1,505,968)
Pension And Healthcare Plans [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(177,275)
Selling expenses
General and administrative expenses	(82,884)
Other operating expenses, net
Total operating costs and expenses	(260,159)	(260,197)	(243,019)
Materials And Supplies [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(82,419)
Selling expenses
General and administrative expenses	(20,248)
Other operating expenses, net
Total operating costs and expenses	(102,667)	(90,541)	(66,188)
Third Party Services [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(735,766)
Selling expenses	(180)
General and administrative expenses	(260,366)
Other operating expenses, net
Total operating costs and expenses	(996,312)	(754,551)	(636,616)
Estimated Losses Provisions And Reversals [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	177,693
Selling expenses	(109,435)
General and administrative expenses
Other operating expenses, net	(160,493)
Total operating costs and expenses	(92,235)	(717,531)	(294,844)
Other Operating Costs And Expenses Net [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operational costs	(253,062)
Selling expenses	(43,023)
General and administrative expenses	(57,554)
Other operating expenses, net	(76,905)
Total operating costs and expenses	(430,544)	(489,318)	(356,291)
Depreciation And Amortization [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Operational costs	(1,278,464)
Selling expenses
General and administrative expenses	(60,514)
Other operating expenses, net	(43,062)
Total operating costs and expenses	(1,382,040)	(1,233,097)	(1,017,292)
Construction Cost [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Operational costs	(2,319,720)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(2,319,720)	(2,137,188)	(1,888,622)
Hydrological Risk Renegotiation Gsf [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Operational costs
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses			R$ 1,570,543